Expense Example	Aug. 21, 2026 USD ($)
XFUNDS(TM) Large Cap Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
XFUNDS(TM) Growth Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
XFUNDS(TM) Value Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
XFUNDS(TM) Technology Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	$ 252